Construction Services Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest

Redeemable Noncontrolling Interest
(Thousands of dollars):
Balance, December 31, 2013	$—
Redeemable noncontrolling interest related to acquisition	18,952
Net Income (loss) attributable to redeemable noncontrolling interest	151
Foreign currency exchange translation adjustment	(22)
Adjustment to redemption value	961

Balance, December 31, 2014	$20,042